CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate Liquidation Preference Shares	$ 1,000.0	$ 775.0
Preferred Stock Issuance Cost	$ 29.5		$ 21.5